THE ADVISORS' INNER CIRCLE FUND II
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

The Advisors' Inner Circle Fund II (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated May 31, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 224 to the Trust's Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), which was filed electronically on May 31, 2017 (Accession No. 0001135428-17-000555).


The Advisors' Inner Circle Fund II


By: /s/ Dianne M. Descoteaux
    ----------------------------
    Dianne M. Descoteaux

Title: Vice President and Secretary

Date: June 5, 2017